UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds,
              Inc. and Master S&P 500 Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments

                                              Merrill Lynch S & P 500 Index Fund

Schedule of Investments as of September 30, 2004

-----------------------------------------------------------------------------------------------------------------------------------
                                          Beneficial Interest     Mutual Funds                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              $ 2,134,766,943     Master S&P 500 Index Fund                          $2,401,802,941
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total  Mutual Funds
                                                                  (Cost - $2,191,723,257) - 100.5%                    2,401,802,941
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost-$ 2,191,723,257) - 100.5%                                                                     2,401,802,941

Liabilities in Excess of Other Assets - (0.5%)                                                                           (1,230,155)
                                                                                                                     --------------
Net Assets - 100.0%                                                                                                  $2,400,572,786
                                                                                                                     ==============

                                                     Master S&P 500 Index Series

Schedule of Investments as of September 30, 2004               (in U.S. dollars)

Industry*                                         Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.0%                            215,820     The Boeing Company                                  $  11,140,628
                                                       51,248     General Dynamics Corporation                            5,232,421
                                                       28,487     Goodrich Corporation                                      893,352
                                                      220,477     Honeywell International Inc.                            7,906,305
                                                      118,970     Lockheed Martin Corporation                             6,636,147
                                                       91,952     Northrop Grumman Corporation                            4,903,800
                                                      115,174     Raytheon Company***                                     4,374,308
                                                       46,115     Rockwell Collins, Inc.                                  1,712,711
                                                      132,048     United Technologies Corporation                        12,330,642
                                                                                                                      -------------
                                                                                                                         55,130,314
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 1.1%                         77,108     FedEx Corp.                                             6,607,385
                                                       16,174     Ryder System, Inc.                                        760,825
                                                      288,400     United Parcel Service, Inc. (Class B)                  21,895,328
                                                                                                                      -------------
                                                                                                                         29,263,538
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                        35,076   + Delta Air Lines, Inc.***                                  115,400
                                                      203,395     Southwest Airlines Co.***                               2,770,240
                                                                                                                      -------------
                                                                                                                          2,885,640
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                                 19,530     Cooper Tire & Rubber Company                              393,920
                                                       38,845     Dana Corporation                                          687,168
                                                      146,225     Delphi Corporation                                      1,358,430
                                                       42,493   + The Goodyear Tire & Rubber Company***                     456,375
                                                       48,720     Johnson Controls, Inc.                                  2,767,783
                                                       32,126     Visteon Corporation                                       256,687
                                                                                                                      -------------
                                                                                                                          5,920,363
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.6%                                    469,399     Ford Motor Company***                                   6,595,056
                                                      149,706     General Motors Corporation***                           6,359,511
                                                       75,659     Harley-Davidson, Inc.                                   4,497,171
                                                                                                                      -------------
                                                                                                                         17,451,738
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.3%                                        9,583     Adolph Coors Company (Class B)                            650,877
                                                      205,485     Anheuser-Busch Companies, Inc.                         10,263,976
                                                       31,988     Brown-Forman Corporation (Class B)                      1,465,050
                                                      622,428     The Coca-Cola Company                                  24,928,241
                                                      118,287     Coca-Cola Enterprises Inc.***                           2,235,624
                                                       67,822     The Pepsi Bottling Group, Inc.                          1,841,367
                                                      436,888     PepsiCo, Inc.                                          21,254,601
                                                                                                                      -------------
                                                                                                                         62,639,736
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Master S&P 500 Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Industry*                                         Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.3%                                  324,747   + Amgen Inc.                                          $  18,406,660
                                                       53,155     Applera Corporation-Applied Biosystems Group            1,003,035
                                                       86,840   + Biogen Idec Inc.***                                     5,312,003
                                                       46,234   + Chiron Corporation                                      2,043,543
                                                       58,880   + Genzyme Corporation                                     3,203,661
                                                      110,500   + Gilead Sciences, Inc.***                                4,130,490
                                                       61,052   + MedImmune, Inc.                                         1,446,932
                                                                                                                      -------------
                                                                                                                         35,546,324
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%                               54,900   + American Standard Companies, Inc.                       2,136,159
                                                      115,779     Masco Corporation***                                    3,997,849
                                                                                                                      -------------
                                                                                                                          6,134,008
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.6%                                195,595     The Bank of New York Company, Inc.                      5,705,506
                                                       26,411     The Bear Stearns Companies Inc.***                      2,539,946
                                                      351,268     The Charles Schwab Corporation                          3,228,153
                                                       94,400   + E*TRADE Financial Corp.                                 1,078,048
                                                       26,000     Federated Investors, Inc. (Class B)                       739,440
                                                       65,586     Franklin Resources, Inc.***                             3,657,075
                                                      124,700     The Goldman Sachs Group, Inc.                          11,627,028
                                                       61,405     Janus Capital Group Inc.                                  835,722
                                                       70,078     Lehman Brothers Holdings, Inc.                          5,586,618
                                                      108,816     Mellon Financial Corporation                            3,013,115
                                                      240,967     Merrill Lynch & Co., Inc.(a)                           11,980,879
                                                      281,998     Morgan Stanley***                                      13,902,501
                                                       56,527     Northern Trust Corporation                              2,306,302
                                                       86,923     State Street Corporation                                3,712,481
                                                       32,624     T. Rowe Price Group Inc.                                1,661,867
                                                                                                                      -------------
                                                                                                                         71,574,681
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%                                       58,347     Air Products and Chemicals, Inc.                        3,172,910
                                                      240,976     The Dow Chemical Company                               10,887,296
                                                      256,173     E.I. du Pont de Nemours and Company                    10,964,204
                                                       19,950     Eastman Chemical Company                                  948,623
                                                       67,114     Ecolab Inc.***                                          2,110,064

                                                     Master S&P 500 Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Industry*                                         Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals                                              31,897     Engelhard Corporation                               $     904,280
(concluded)                                            11,835     Great Lakes Chemical Corporation                          302,976
                                                       26,859   + Hercules Incorporated                                     382,741
                                                       24,096     International Flavors & Fragrances  Inc.                  920,467
                                                       68,477     Monsanto Company                                        2,493,932
                                                       44,087     PPG Industries, Inc.                                    2,701,651
                                                       83,546     Praxair, Inc.***                                        3,570,756
                                                       55,003     Rohm and Haas Company                                   2,363,479
                                                       19,323     Sigma-Aldrich Corporation                               1,120,734
                                                                                                                      -------------
                                                                                                                         42,844,113
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.9%                                92,503     AmSouth Bancorporation***                               2,257,073
                                                      145,700     BB&T Corporation***                                     5,782,833
                                                    1,050,906     Bank of America Corporation                            45,535,757
                                                       44,491     Comerica Incorporated                                   2,640,541
                                                      144,656     Fifth Third Bancorp                                     7,119,968
                                                       31,700     First Horizon National Corporation                      1,374,512
                                                       60,329     Huntington Bancshares Incorporated                      1,502,795
                                                      105,710     KeyCorp***                                              3,340,436
                                                       30,800     M&T Bank Corporation                                    2,947,560
                                                       58,300     Marshall & Ilsley Corporation                           2,349,490
                                                      177,056     National City Corporation                               6,837,903
                                                       67,400     North Fork Bancorporation                               2,995,930
                                                       72,468     PNC Bank Corp.                                          3,920,519
                                                      121,054     Regions Financial Corporation***                        4,002,045
                                                       89,944     SouthTrust Corporation                                  3,747,067
                                                       84,799     SunTrust Banks, Inc.***                                 5,970,698
                                                       74,751     Synovus Financial Corp.                                 1,954,739
                                                      491,565     U.S. Bancorp                                           14,206,229
                                                      337,776     Wachovia Corporation***                                15,858,583
                                                      433,222     Wells Fargo & Company                                  25,833,028
                                                       23,002     Zions Bancorporation                                    1,404,042
                                                                                                                      -------------
                                                                                                                        161,581,748
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Master S&P 500 Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Industry*                                         Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 1.0%                  69,278   + Allied Waste Industries, Inc.                       $     613,110
                                                       48,200   + Apollo Group, Inc. (Class A)                            3,536,434
                                                       27,658     Avery Dennison Corporation                              1,819,343
                                                      268,925     Cendant Corporation                                     5,808,780
                                                       41,002     Cintas Corporation                                      1,723,724
                                                       13,836     Deluxe Corporation                                        567,553
                                                       36,102     Equifax Inc.                                              951,649
                                                       49,185     H&R Block, Inc.                                         2,430,723
                                                       30,239   + Monster Worldwide Inc.                                    745,089
                                                       60,782     Pitney Bowes Inc.                                       2,680,486
                                                       51,995     R.R. Donnelley & Sons Company                           1,628,483
                                                       44,711     Robert Half International Inc.                          1,152,202
                                                      151,914     Waste Management, Inc.                                  4,153,329
                                                                                                                      -------------
                                                                                                                         27,810,905
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.7%                       196,155   + ADC Telecommunications, Inc.                              355,041
                                                       46,939   + Andrew Corporation                                        574,533
                                                      105,582   + Avaya Inc.                                              1,471,813
                                                      145,995   + CIENA Corporation                                         289,070
                                                    1,734,571   + Cisco Systems, Inc.                                    31,395,735
                                                       55,743   + Comverse Technology, Inc.                               1,049,641
                                                      344,875   + Corning Incorporated                                    3,821,215
                                                      375,287   + JDS Uniphase Corporation                                1,264,717
                                                    1,092,958   + Lucent Technologies Inc.                                3,464,677
                                                      606,069     Motorola, Inc.                                         10,933,485
                                                       25,208   + QLogic Corporation                                        746,409
                                                      417,560     QUALCOMM Incorporated                                  16,301,542
                                                       40,194     Scientific-Atlanta, Inc.                                1,041,828
                                                      108,487   + Tellabs, Inc.                                             996,996
                                                                                                                      -------------
                                                                                                                         73,706,702
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.5%                         99,517   + Apple Computer, Inc.                                    3,856,284
                                                      641,416   + Dell Inc.                                              22,834,410
                                                      623,654   + EMC Corporation                                         7,196,967
                                                       82,998   + Gateway Inc.                                              410,840
                                                      790,017     Hewlett-Packard Company                                14,812,819
                                                      429,767     International Business Machines Corporation            36,848,223
                                                       33,639   + Lexmark International, Inc. (Class A)                   2,826,012
                                                       24,018   + NCR Corporation                                         1,191,053
                                                       91,421   + Network Appliance, Inc.                                 2,102,683
                                                      848,656   + Sun Microsystems, Inc.                                  3,428,570
                                                                                                                      -------------
                                                                                                                         95,507,861
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Master S&P 500 Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Industry*                                         Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%                      21,761     Fluor Corporation                                   $     968,800
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                          26,247     Vulcan Materials Company                                1,337,285
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.3%                               325,784     American Express Company***                            16,764,845
                                                       59,867     Capital One Financial Corporation                       4,424,171
                                                      327,772     MBNA Corporation                                        8,259,854
                                                       74,673   + Providian Financial Corporation                         1,160,418
                                                      115,430     SLM Corporation                                         5,148,178
                                                                                                                      -------------
                                                                                                                         35,757,466
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%                          29,560     Ball Corporation                                        1,106,431
                                                       27,436     Bemis Company, Inc.                                       729,249
                                                       40,425   + Pactiv Corporation                                        939,881
                                                       22,269   + Sealed Air Corporation                                  1,032,168
                                                       14,153     Temple-Inland, Inc.                                       950,374
                                                                                                                      -------------
                                                                                                                          4,758,103
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                                    45,614     Genuine Parts Company                                   1,750,665
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 3.7%               1,328,936     Citigroup Inc.                                         58,632,656
                                                      913,756     J.P. Morgan Chase & Co.                                36,303,526
                                                       39,440     Moody's Corporation                                     2,888,980
                                                       82,200     The Principal Financial Group, Inc.                     2,956,734
                                                                                                                      -------------
                                                                                                                        100,781,896
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 3.0%          79,937     ALLTEL Corporation                                      4,389,341
                                                      213,092     AT&T Corporation                                        3,051,477
                                                      473,634     BellSouth Corporation***                               12,844,954
                                                       36,877     CenturyTel, Inc.                                        1,262,668
                                                       64,618     Citizens Communications Company                           865,235
                                                      465,645   + Qwest Communications International Inc.                 1,550,598
                                                      850,105     SBC Communications Inc.                                22,060,225
                                                      372,600     Sprint Corporation                                      7,500,438
                                                      710,328     Verizon Communications***                              27,972,717
                                                                                                                      -------------
                                                                                                                         81,497,653
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.0%                              33,320   + Allegheny Energy, Inc.                                    531,787
                                                       43,481     Ameren Corporation                                      2,006,648
                                                      103,120     American Electric Power Company, Inc.                   3,295,715
                                                       34,414   + CMS Energy Corporation                                    327,621
                                                       83,470     CenterPoint Energy, Inc.                                  864,749
                                                       44,628     Cinergy Corp.***                                        1,767,269
                                                       61,925     Consolidated Edison, Inc.***                            2,603,327

                                                     Master S&P 500 Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Industry*                                         Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities                                     40,638     DTE Energy Company***                               $   1,714,517
(concluded)                                            84,899     Edison International                                    2,250,672
                                                       60,755     Entergy Corporation                                     3,682,361
                                                      169,328     Exelon Corporation                                      6,212,644
                                                       47,907     FPL Group, Inc.                                         3,273,006
                                                       84,616     FirstEnergy Corp.                                       3,476,025
                                                      108,677   + PG&E Corporation                                        3,303,781
                                                       40,332     PPL Corporation                                         1,902,864
                                                       23,432     Pinnacle West Capital Corporation                         972,428
                                                       63,326     Progress Energy, Inc.                                   2,681,223
                                                          900   + Progress Energy, Inc.                                         126
                                                      189,323     The Southern Company***                                 5,675,904
                                                       50,996     TECO Energy, Inc.***                                      689,976
                                                       86,522     TXU Corporation                                         4,146,134
                                                      104,502     Xcel Energy, Inc.                                       1,809,975
                                                                                                                      -------------
                                                                                                                         53,188,752
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                            51,444     American Power Conversion Corporation                     894,611
                                                       24,252     Cooper Industries, Ltd. (Class A)                       1,430,868
                                                      107,848     Emerson Electric Company                                6,674,713
                                                       19,568   + Power-One, Inc.                                           126,801
                                                       47,315     Rockwell Automation, Inc.                               1,831,091
                                                                                                                      -------------
                                                                                                                         10,958,084
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.3%             124,610   + Agilent Technologies, Inc.                              2,687,838
                                                       46,264   + Jabil Circuit, Inc.                                     1,064,072
                                                       48,662     Molex Incorporated***                                   1,451,101
                                                      139,563   + Sanmina - SCI Corporation                                 983,919
                                                      224,412     Solectron Corporation***                                1,110,839
                                                       60,511     Symbol Technologies, Inc.                                 764,859
                                                       22,336     Tektronix, Inc.                                           742,672
                                                                                                                      -------------
                                                                                                                          8,805,300
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Service - 1.0%                      42,100     BJ Services Company                                     2,206,461
                                                       86,944     Baker Hughes Incorporated***                            3,801,192
                                                      112,104     Halliburton Company                                     3,776,784
                                                       40,515   + Nabors Industries, Ltd.                                 1,918,385
                                                       40,079   + Noble Corporation                                       1,801,551
                                                       27,272   + Rowan Companies, Inc.                                     719,981
                                                      151,454     Schlumberger Limited***                                10,194,369
                                                       79,141   + Transocean Inc.***                                      2,831,665
                                                                                                                      -------------
                                                                                                                         27,250,388
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Master S&P 500 Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Industry*                                         Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 3.3%                       101,166     Albertson's, Inc.***                                $   2,420,902
                                                      102,418     CVS Corporation                                         4,314,870
                                                      121,724     Costco Wholesale Corporation                            5,058,849
                                                      193,324   + The Kroger Co.***                                       3,000,388
                                                       30,842     SUPERVALU Inc.                                            849,697
                                                      164,000     SYSCO Corporation                                       4,906,880
                                                      110,458   + Safeway Inc.                                            2,132,944
                                                    1,088,355     Wal-Mart Stores, Inc.                                  57,900,486
                                                      262,824     Walgreen Co.                                            9,416,984
                                                       32,680   + Winn-Dixie Stores, Inc.***                                100,981
                                                                                                                      -------------
                                                                                                                         90,102,981
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.3%                                  167,034     Archer-Daniels-Midland Company                          2,836,237
                                                      105,335     Campbell Soup Company                                   2,769,257
                                                      140,278     ConAgra Foods, Inc.                                     3,606,547
                                                      100,660     General Mills, Inc.                                     4,519,634
                                                       89,636     H.J. Heinz Company                                      3,228,689
                                                       64,156     Hershey Foods Corporation                               2,996,727
                                                      106,065     Kellogg Company                                         4,524,733
                                                       35,200     McCormick & Company Incorporated                        1,208,768
                                                      203,541     Sara Lee Corporation                                    4,652,947
                                                       58,370     Wm. Wrigley Jr. Company                                 3,695,405
                                                                                                                      -------------
                                                                                                                         34,038,944
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                                   41,061     KeySpan Corporation                                     1,609,591
                                                       11,254     NICOR, Inc.                                               413,022
                                                       63,337     NiSource Inc.                                           1,330,710
                                                        9,504     Peoples Energy Corporation                                396,127
                                                                                                                      -------------
                                                                                                                          3,749,450
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 2.4%                13,687     Bausch & Lomb Incorporated                                909,501
                                                      153,327     Baxter International Inc.                               4,930,996
                                                       65,795     Becton, Dickinson and Company                           3,401,601
                                                       68,735     Biomet, Inc.                                            3,222,297
                                                      216,064   + Boston Scientific Corporation                           8,584,223
                                                       26,918     C.R. Bard, Inc.                                         1,524,366
                                                       29,700   + Fisher Scientific International Inc.                    1,732,401
                                                       80,721     Guidant Corporation                                     5,330,815
                                                       40,011   + Hospira, Inc.                                           1,224,337
                                                      310,240     Medtronic, Inc.                                        16,101,456

                                                     Master S&P 500 Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Industry*                                         Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies                       11,255   + Millipore Corporation                               $     538,552
(concluded)                                            28,484     PerkinElmer, Inc.                                         490,494
                                                       45,394   + St. Jude Medical, Inc.                                  3,416,806
                                                      102,910     Stryker Corporation                                     4,947,913
                                                       43,557   + Thermo Electron Corporation                             1,176,910
                                                       31,320   + Waters Corporation                                      1,381,212
                                                       62,777   + Zimmer Holdings, Inc.                                   4,961,894
                                                                                                                      -------------
                                                                                                                         63,875,774
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.0%                40,292     Aetna Inc. (New Shares)                                 4,026,380
                                                       29,343     AmerisourceBergen Corporation                           1,576,012
                                                       35,886   + Anthem, Inc.                                            3,131,054
                                                       34,996     CIGNA Corporation                                       2,436,771
                                                      110,391     Cardinal Health, Inc.                                   4,831,814
                                                      119,535   + Caremark Rx, Inc.                                       3,833,487
                                                       20,200   + Express Scripts, Inc.                                   1,319,868
                                                      125,506     HCA Inc.***                                             4,788,054
                                                       62,400     Health Management Associates, Inc. (Class A)            1,274,832
                                                       42,204   + Humana Inc.                                               843,236
                                                       62,540     IMS Health Incorporated                                 1,495,957
                                                       23,404     Manor Care, Inc.                                          701,184
                                                       71,584     McKesson HBOC, Inc.                                     1,836,130
                                                       70,501   + Medco Health Solutions, Inc.                            2,178,481
                                                       26,100     Quest Diagnostics Incorporated                          2,302,542
                                                      122,337   + Tenet Healthcare Corporation                            1,320,016
                                                      170,478     UnitedHealth Group Incorporated                        12,571,048
                                                       40,306   + WellPoint Health Networks Inc.                          4,235,758
                                                                                                                      -------------
                                                                                                                         54,702,624
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.4%                  159,980     Carnival Corporation***                                 7,565,454
                                                       42,707     Darden Restaurants, Inc.                                  995,927
                                                       29,130     Harrah's Entertainment, Inc.                            1,543,307
                                                       98,731     Hilton Hotels Corporation                               1,860,092
                                                       92,720     International Game Technology                           3,333,284
                                                       62,027     Marriott International, Inc. (Class A)                  3,222,923
                                                      322,218     McDonald's Corporation                                  9,031,770
                                                      102,812   + Starbucks Corporation***                                4,673,834
                                                       53,368     Starwood Hotels & Resorts Worldwide, Inc.               2,477,343
                                                       31,572     Wendy's International, Inc.                             1,060,819
                                                       75,734     YUM! Brands, Inc.                                       3,079,344
                                                                                                                      -------------
                                                                                                                         38,844,097
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Master S&P 500 Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Industry*                                         Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.5%                              20,542     The Black & Decker Corporation                      $   1,590,772
                                                       31,668     Centex Corporation                                      1,597,967
                                                       38,115     Fortune Brands, Inc.                                    2,823,940
                                                       12,111     KB HOME                                                 1,023,258
                                                       50,316     Leggett & Platt, Incorporated                           1,413,880
                                                       20,603     Maytag Corporation                                        378,477
                                                       70,554     Newell Rubbermaid, Inc.                                 1,413,902
                                                       32,586     Pulte Corporation                                       1,999,803
                                                       15,352     Snap-On Incorporated                                      423,101
                                                       21,043     The Stanley Works                                         894,959
                                                       17,260     Whirlpool Corporation                                   1,037,153
                                                                                                                      -------------
                                                                                                                         14,597,212
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.9%                              55,498     The Clorox Company                                      2,958,043
                                                      134,381     Colgate-Palmolive Company                               6,071,334
                                                      127,523     Kimberly-Clark Corporation                              8,236,711
                                                      652,196     The Procter & Gamble Company                           35,296,847
                                                                                                                      -------------
                                                                                                                         52,562,935
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.2%                                     33,300   + Affiliated Computer Services, Inc. (Class A)            1,853,811
                                                      150,880     Automatic Data Processing, Inc.                         6,234,362
                                                       46,350   + Computer Sciences Corporation                           2,183,085
                                                       37,814   + Convergys Corporation                                     507,842
                                                      125,787     Electronic Data Systems Corporation                     2,439,010
                                                      224,400     First Data Corporation                                  9,761,400
                                                       50,092   + Fiserv, Inc.                                            1,746,207
                                                       97,858     Paychex, Inc.                                           2,950,419
                                                       36,073     Sabre Holdings Corporation (Class A)                      884,871
                                                       75,300   + Sungard Data Systems Inc.                               1,789,881
                                                       85,882   + Unisys Corporation                                        886,302
                                                                                                                      -------------
                                                                                                                         31,237,190
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 4.6%                       201,388     3M Co.                                                 16,104,998
                                                    2,722,581     General Electric Company                               91,424,270
                                                       36,114     Textron, Inc.                                           2,321,047
                                                      515,325     Tyco International Ltd.***                             15,799,865
                                                                                                                      -------------
                                                                                                                        125,650,180
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Master S&P 500 Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Industry*                                         Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.5%                                       67,910     ACE Limited                                         $   2,720,475
                                                      130,099     AFLAC Incorporated                                      5,101,182
                                                      183,744     The Allstate Corporation***                             8,817,875
                                                       27,666     Ambac Financial Group, Inc.                             2,211,897
                                                      668,407     American International Group, Inc.                     45,444,992
                                                       80,285     Aon Corporation***                                      2,307,391
                                                       48,953     The Chubb Corporation                                   3,440,417
                                                       44,001     Cincinnati Financial Corporation                        1,813,721
                                                       75,225     The Hartford Financial Services Group, Inc.             4,658,684
                                                       35,536     Jefferson - Pilot Corporation                           1,764,718
                                                       46,919     Lincoln National Corporation                            2,205,193
                                                       47,590     Loews Corporation                                       2,784,015
                                                       38,045     MBIA, Inc.                                              2,214,599
                                                      130,098     Marsh & McLennan Companies, Inc.                        5,953,284
                                                      192,442     MetLife, Inc.                                           7,437,883
                                                       55,640     The Progressive Corporation                             4,715,490
                                                      137,300     Prudential Financial, Inc.***                           6,458,592
                                                       32,822     SAFECO Corporation                                      1,498,324
                                                      171,527     The St. Paul Companies, Inc.***                         5,670,683
                                                       29,356     Torchmark Corporation                                   1,561,152
                                                       69,467     UnumProvident Corporation                               1,089,937
                                                       35,505     XL Capital Ltd. (Class A)***                            2,627,015
                                                                                                                      -------------
                                                                                                                        122,497,519
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.6%                      169,600   + eBay Inc.***                                           15,593,024
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.4%                   347,160   + Yahoo! Inc.***                                         11,772,196
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%                    24,264     Brunswick Corporation                                   1,110,321
                                                       73,853     Eastman Kodak Company                                   2,379,544
                                                       45,394     Hasbro, Inc.                                              853,407
                                                      103,734     Mattel, Inc.                                            1,880,697
                                                                                                                      -------------
                                                                                                                          6,223,969
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.4%                                       88,744     Caterpillar Inc.                                        7,139,455
                                                       15,688     Crane Co.                                                 453,697
                                                       11,109     Cummins Inc.                                              820,844
                                                       76,350     Danaher Corporation***                                  3,915,228
                                                       64,498     Deere & Company                                         4,163,346
                                                       53,059     Dover Corporation                                       2,062,403
                                                       37,150     Eaton Corporation                                       2,355,681

                                                     Master S&P 500 Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Industry*                                         Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Machinery                                              24,096     ITT Industries, Inc.                                $   1,927,439
(concluded)                                            78,721     Illinois Tool Works  Inc.                               7,334,436
                                                       40,798     Ingersoll-Rand Company (Class A)                        2,773,040
                                                       18,658   + Navistar International Corporation                        693,891
                                                       44,574     PACCAR  Inc.                                            3,080,955
                                                       32,103     Pall Corporation                                          785,881
                                                       28,588     Parker-Hannifin Corporation                             1,682,690
                                                                                                                      -------------
                                                                                                                         39,188,986
-----------------------------------------------------------------------------------------------------------------------------------
Media - 3.4%                                          170,854     Clear Channel Communications, Inc.                      5,325,519
                                                      459,843   + Comcast Corporation (Class A)                          12,985,966
                                                      119,705   + Comcast Corporation (Special Class A)***                3,342,164
                                                       21,019     Dow Jones & Company, Inc.                                 853,582
                                                       69,479     Gannett Co., Inc.                                       5,819,561
                                                      103,886   + The Interpublic Group of Companies, Inc.                1,100,153
                                                       20,751     Knight Ridder, Inc.                                     1,358,153
                                                       48,708     The McGraw-Hill Companies, Inc.                         3,881,540
                                                       12,921     Meredith Corporation                                      663,881
                                                       38,347     The New York Times Company (Class A)                    1,499,368
                                                       51,097     Omnicom Group Inc.                                      3,733,147
                                                    1,172,984   + Time Warner Inc.                                       18,931,962
                                                       80,342     Tribune Company                                         3,306,073
                                                       82,571   + Univision Communications Inc. (Class A)                 2,610,069
                                                      445,663     Viacom, Inc. (Class B)                                 14,956,450
                                                      527,547     The Walt Disney Company***                             11,896,185
                                                                                                                      -------------
                                                                                                                         92,263,773
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%                                223,145     Alcoa Inc.                                              7,495,441
                                                       22,028     Allegheny Technologies, Inc.                              402,011
                                                       46,134     Freeport-McMoRan Copper & Gold, Inc. (Class B)          1,868,427
                                                      113,786     Newmont Mining Corporation                              5,180,677
                                                       20,616     Nucor Corporation                                       1,883,684
                                                       24,188     Phelps Dodge Corporation                                2,226,022
                                                       29,522     United States Steel Corporation                         1,110,618
                                                       22,767     Worthington Industries, Inc.                              486,075
                                                                                                                      -------------
                                                                                                                         20,652,955
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Master S&P 500 Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Industry*                                         Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power - 0.7%            154,760   + The AES Corporation                                 $   1,546,052
                                                      115,660   + Calpine Corporation***                                    335,414
                                                       44,449     Constellation Energy Group                              1,770,848
                                                       86,053     Dominion Resources, Inc.                                5,614,958
                                                      238,219     Duke Energy Corporation***                              5,452,833
                                                      112,671   + Dynegy Inc. (Class A)                                     562,228
                                                       61,064     Public Service Enterprise Group Incorporated***         2,601,326
                                                       53,638     Sempra Energy                                           1,941,159
                                                                                                                      -------------
                                                                                                                         19,824,818
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.1%                                29,595   + Big Lots, Inc.                                            361,947
                                                       21,964     Dillard's, Inc. (Class A)                                 433,569
                                                       82,550     Dollar General Corporation                              1,663,383
                                                       43,264     Family Dollar Stores, Inc.                              1,172,454
                                                       46,867     Federated Department Stores, Inc.                       2,129,168
                                                       73,898     J.C. Penney Company, Inc.                               2,607,121
                                                       88,309   + Kohl's Corporation                                      4,255,611
                                                       75,928     The May Department Stores Company                       1,946,035
                                                       35,636     Nordstrom, Inc.                                         1,362,721
                                                       55,218     Sears, Roebuck & Co.                                    2,200,437
                                                      231,735     Target Corporation***                                  10,486,009
                                                                                                                      -------------
                                                                                                                         28,618,455
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                             200,002   + Xerox Corporation                                       2,816,028
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 6.3%                                       23,767     Amerada Hess Corporation                                2,115,263
                                                       64,161     Anadarko Petroleum Corporation                          4,257,724
                                                       83,642     Apache Corporation                                      4,191,301
                                                       18,458     Ashland Inc.                                            1,035,125
                                                      101,236     Burlington Resources Inc.***                            4,130,429
                                                      550,100     ChevronTexaco Corporation                              29,507,364
                                                      176,689     ConocoPhillips                                         14,638,684
                                                       62,047     Devon Energy Corporation                                4,405,957
                                                       30,670     EOG Resources, Inc.                                     2,019,620
                                                      157,815     El Paso Corporation                                     1,450,320
                                                    1,680,012     Exxon Mobil Corporation++                              81,194,980
                                                       39,365     Kerr-McGee Corporation                                  2,253,646
                                                       32,634     Kinder Morgan, Inc.                                     2,050,068
                                                       88,747     Marathon Oil Corporation                                3,663,476
                                                      100,529     Occidental Petroleum Corporation                        5,622,587
                                                       19,585     Sunoco, Inc.                                            1,448,898
                                                       68,174     Unocal Corporation                                      2,931,482
                                                       33,300     Valero Energy Corporation                               2,670,993
                                                      133,986     The Williams Companies, Inc.                            1,621,231
                                                                                                                      -------------
                                                                                                                        171,209,148
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Master S&P 500 Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Industry*                                         Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.5%                         65,267     Georgia-Pacific Corporation                         $   2,346,349
                                                      124,762     International Paper Company                             5,041,632
                                                       28,528     Louisiana-Pacific Corporation                             740,302
                                                       52,672     MeadWestvaco Corporation                                1,680,237
                                                       60,961     Weyerhaeuser Company                                    4,052,687
                                                                                                                      -------------
                                                                                                                         13,861,207
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.6%                               19,992     Alberto-Culver Company (Class B)                          869,252
                                                      121,260     Avon Products, Inc.                                     5,296,637
                                                      259,601     The Gillette Company                                   10,835,746
                                                                                                                      -------------
                                                                                                                         17,001,635
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.2%                                400,517     Abbott Laboratories                                    16,965,900
                                                       32,864     Allergan Inc.                                           2,384,283
                                                      500,061     Bristol-Myers Squibb Company                           11,836,444
                                                      290,077     Eli Lilly and Company                                  17,419,124
                                                       94,564   + Forest Laboratories, Inc.                               4,253,489
                                                      761,377     Johnson & Johnson                                      42,888,366
                                                       58,555   + King Pharmaceuticals, Inc.                                699,147
                                                      569,157     Merck & Co., Inc.                                      18,782,181
                                                       68,700     Mylan Laboratories, Inc.                                1,236,600
                                                    1,936,981     Pfizer, Inc.                                           59,271,619
                                                      377,725     Schering-Plough Corporation***                          7,199,439
                                                       28,481   + Watson Pharmaceuticals, Inc.                              839,050
                                                      343,599     Wyeth                                                  12,850,603
                                                                                                                      -------------
                                                                                                                        196,626,245
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.5%                                     23,100     Apartment Investment & Management Company (Class A)       803,418
                                                      103,364     Equity Office Properties Trust                          2,816,669
                                                       72,740     Equity Residential Properties Trust                     2,254,940
                                                       47,500     Plum Creek Timber Company Inc.                          1,663,925
                                                       45,900     ProLogis Trust                                          1,617,516
                                                       53,400     Simon Property Group, Inc.                              2,863,842
                                                                                                                      -------------
                                                                                                                         12,020,310
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.5%                                     97,294     Burlington Northern Santa Fe Corporation                3,727,333
                                                       55,078     CSX Corporation                                         1,828,590
                                                      102,542     Norfolk Southern Corporation                            3,049,599
                                                       69,876     Union Pacific Corporation                               4,094,734
                                                                                                                      -------------
                                                                                                                         12,700,256
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Master S&P 500 Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Industry*                                         Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                         92,847   + Advanced Micro Devices, Inc.                        $   1,207,011
Equipment - 2.8%                                       96,890   + Altera Corporation***                                   1,896,137
                                                       95,816     Analog Devices, Inc.                                    3,715,744
                                                      435,676   + Applied Materials, Inc.                                 7,184,297
                                                       80,567   + Applied Micro Circuits Corporation                        252,175
                                                       77,981   + Broadcom Corporation (Class A)                          2,128,101
                                                    1,647,131     Intel Corporation                                      33,041,448
                                                       50,737   + KLA-Tencor Corporation                                  2,104,571
                                                       97,966   + LSI Logic Corporation                                     422,233
                                                       80,099     Linear Technology Corporation                           2,902,788
                                                       83,360     Maxim Integrated Products, Inc.***                      3,525,294
                                                      157,368   + Micron Technology, Inc.                                 1,893,137
                                                       42,720   + NVIDIA Corporation                                        620,294
                                                       97,072   + National Semiconductor Corporation                      1,503,645
                                                       37,200   + Novellus Systems, Inc.                                    989,148
                                                       45,954   + PMC - Sierra, Inc.                                        404,855
                                                       49,432   + Teradyne, Inc.                                            662,389
                                                      444,072     Texas Instruments Incorporated                          9,449,852
                                                       89,493     Xilinx, Inc.                                            2,416,311
                                                                                                                      -------------
                                                                                                                         76,319,430
-----------------------------------------------------------------------------------------------------------------------------------
Software - 4.4%                                        59,525     Adobe Systems Incorporated                              2,944,702
                                                       29,164     Autodesk, Inc.                                          1,418,245
                                                       58,520   + BMC Software, Inc.                                        925,201
                                                       45,305   + Citrix Systems, Inc.                                      793,744
                                                      150,112   + Computer Associates International, Inc.***              3,947,946
                                                       93,049   + Compuware Corporation                                     479,202
                                                       77,900   + Electronic Arts Inc.***                                 3,582,621
                                                       49,252   + Intuit Inc.                                             2,236,041
                                                       24,227   + Mercury Interactive Corporation                           845,038
                                                    2,789,224     Microsoft Corporation++                                77,122,044
                                                       99,224   + Novell, Inc.                                              626,103
                                                    1,327,385   + Oracle Corporation                                     14,972,903
                                                       68,265   + Parametric Technology Corporation                         360,439
                                                       95,022   + PeopleSoft, Inc.***                                     1,886,187
                                                      129,637   + Siebel Systems, Inc.                                      977,463
                                                       80,800   + Symantec Corporation                                    4,434,304
                                                      115,581   + VERITAS Software Corporation                            2,057,342
                                                                                                                      -------------
                                                                                                                        119,609,525
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Master S&P 500 Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Industry*                                         Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.4%                                71,100   + AutoNation, Inc.                                    $   1,214,388
                                                       21,677   + AutoZone, Inc.                                          1,674,548
                                                       77,224   + Bed, Bath & Beyond Inc.                                 2,865,783
                                                       83,946     Best Buy Co., Inc.                                      4,553,231
                                                       22,624     Boise Cascade Corporation                                 752,927
                                                       51,023     Circuit City Stores - Circuit City Group                  782,693
                                                      231,893     The Gap, Inc.                                           4,336,399
                                                      567,186     The Home Depot, Inc.                                   22,233,691
                                                      111,694     Limited Brands, Inc.                                    2,489,659
                                                      200,340     Lowe's Companies, Inc.***                              10,888,479
                                                       81,658   + Office Depot, Inc.                                      1,227,320
                                                       42,398     RadioShack Corporation                                  1,214,279
                                                       37,792     The Sherwin-Williams Company                            1,661,336
                                                      129,734     Staples, Inc.                                           3,868,668
                                                      130,548     The TJX Companies, Inc.                                 2,877,278
                                                       37,501     Tiffany & Co.                                           1,152,781
                                                       51,597   + Toys 'R' Us, Inc.                                         915,331
                                                                                                                      -------------
                                                                                                                         64,708,791
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.4%                48,300   + Coach, Inc.                                             2,048,886
                                                       33,260     Jones Apparel Group, Inc.                               1,190,708
                                                       26,238     Liz Claiborne, Inc.                                       989,697
                                                       67,210     Nike, Inc. (Class B)                                    5,296,148
                                                       15,387     Reebok International Ltd.                                 565,011
                                                       28,767     V. F. Corporation                                       1,422,528
                                                                                                                      -------------
                                                                                                                         11,512,978
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.9%                     144,410     Countrywide Financial Corporation                       5,688,310
                                                      248,273     Fannie Mae                                             15,740,508
                                                      177,603     Freddie Mac                                            11,586,820
                                                       39,148     Golden West Financial Corporation                       4,343,471
                                                        6,400     GreenPoint Financial Corp.                                296,064
                                                       25,280     MGIC Investment Corporation                             1,682,384
                                                       94,000     Sovereign Bancorp, Inc.                                 2,051,080
                                                      227,286     Washington Mutual, Inc.                                 8,882,337
                                                                                                                      -------------
                                                                                                                         50,270,974
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.1%                                        532,618     Altria Group, Inc.                                     25,054,351
                                                       38,300     Reynolds American Inc.***                               2,605,932
                                                       43,335     UST Inc.                                                1,744,667
                                                                                                                      -------------
                                                                                                                         29,404,950
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.1%                22,445     W. W. Grainger, Inc.                                    1,293,954
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Master S&P 500 Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Industry*                                         Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                            700,247   + AT&T Wireless Services, Inc.                       $   10,349,651
Services - 0.6%                                       285,677   + Nextel Communications, Inc. (Class A)                   6,810,540
                                                                                                                     --------------
                                                                                                                         17,160,191
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks
                                                                  (Cost - $2,463,342,352) - 98.4%                     2,677,564,767
-----------------------------------------------------------------------------------------------------------------------------------

                                          Beneficial Interest     Short - Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                            $      42,542,842     Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                  Series I (a)                                           42,542,842
                                                  261,307,210     Merrill Lynch Liquidity Series, LLC Money Market
                                                                  Series (a)(b)                                         261,307,210
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Short-Term Securities
                                                                  (Cost - $303,850,052) - 11.2%                         303,850,052
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Investments
                                                                  (Cost - $2,767,192,404**) - 109.6%                  2,981,414,819

                                                                  Liabilities in Excess of Other Assets - (9.6%)       (260,082,515)
                                                                                                                     --------------
                                                                  Net Assets - 100.0%                                $2,721,332,304
                                                                                                                     ==============

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for the purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes were as follows:

      -------------------------------------------------------------------------
      Aggregate cost                                            $ 2,844,855,988
                                                                ===============
      Gross unrealized appreciation                             $   420,676,162
      Gross unrealized depreciation                                (284,117,331)
                                                                ---------------
      Net unrealized appreciation                               $   136,558,831
                                                                ===============

***   Security, or portion of security, is on loan.
+     Non-income producing security.
++ All or portion of security held as collateral in connection with open finanacial futures contracts.

                                                     Master S&P 500 Index Series

Schedule of Investments as of September 30, 2004 (concluded)

(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                                        Interest/
                                                                        Net             Dividend
      Affiliate                                                       Activity          Income
      -------------------------------------------------------------------------------------------
      Merrill Lynch & Co., Inc                                            30,900        $ 109,152
      Merrill Lynch Liquidity Series,  LLC Cash Sweep  Series  I  $   (5,626,601)       $ 714,314
      Merrill Lynch Liquidity Series,  Money Market Series        $   49,046,897        $ 168,484
      Merrill Lynch Premier Instituitional Fund                      (70,753,437)       $  29,370
      -------------------------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.

      Financial futures contracts purchased as of September 30, 2004 were as follows:

      Number of                         Expiration        Face       Unrealized
      Contracts          Issue             Date           Value     Appreciation
      --------------------------------------------------------------------------
         126     S&P 500 Stock Index   December 2004   $34,795,877    $323,473
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series Trust


By: /s/ Terry K. Glenn
    ---------------------------------
    Terry K. Glenn,
    President
    Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series Trust

Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ---------------------------------
    Terry K. Glenn
    President
    Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series Trust

Date: November 19, 2004


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series Trust

Date: November 19, 2004